Accrued Bonus	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Accrued Bonus [Abstract]
Accrued bonus

Note 8 - Accrued bonus

On February 29, 2024, the Board of Directors of Graphjet has approved the proposed bonus amounting $13,800 to reward the senior management team of Graphjet for the successful business combination and corporate listing. The provision made is based on 1% on the issuance of Graphjet Technology shares to Graphjet existing shareholders total value $1,380,000. As of March 31, 2024, the provision made was $10,153 and the balance to be provided in February 2025.

Note 8 - Accrued bonus

On February 29, 2024, the Board of Directors of Graphjet has approved the proposed bonus amounting $13,800 to reward the senior management team of Graphjet for the successful business combination and corporate listing. The provision made is based on 1% on the issuance of Graphjet Technology shares to Graphjet existing shareholders total value $1,380,000. As of June 30, 2024, the provision made was $10,155 and the balance to be provided in February 2025.